Apr. 28, 2026
Guardian Short Duration Bond VIP Fund | Guardian Short Duration Bond VIP Fund
Investment Objective
The Fund seeks to preserve principal and meet liquidity needs while maximizing total return.
Fees and Expenses of the Fund

This table shows the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insur-ance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the fees and expenses shown in the table would be higher. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the fee table or example below. For information about these charges, fees and expenses, please refer to the applicable contract or policy prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.62%
Fee Waiver and/or Expense Reimbursement[1,2]	-0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.47%

[1]  Park Avenue Institutional Advisers LLC, the Fund's investment manager (the "Manager"), has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.47% of the Fund's average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees.

[2]  "Fee Waiver and/or Expense Reimbursement" and "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" have been restated to reflect the current expense limitation arrangement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This Example does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy, and would be higher if it did. The Example reflects contractual fee waivers and/or expense reimbursements only for the duration of the current commitment, if applicable.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Guardian Short Duration Bond VIP Fund	$48	$183	$331	$760

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. As of the end of its most recent fiscal year, the Fund's portfolio turnover rate was 169% of the average value of its portfolio.

Principal Investment Strategies

Allspring Global Investments, LLC (the "Subadviser"), pursues the Fund's investment objective by investing, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in debt securities. The Fund's debt securities may include, without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and commercial mortgage-backed securities ("CMBS"); asset-backed securities, including collateralized loan obligations ("CLOs"); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds); and money market instruments. The Fund's CLO investments may include CLO tranches of any rating.

The Subadviser's investment approach prioritizes sector allocation and security selection while de-emphasizing duration strategy as the primary source of excess return. The Subadviser emphasizes yield-advantaged sectors though consideration is given to the full spectrum of investment grade securities. Security selection is driven by a disciplined, robust, fundamental and quantitative credit analysis within a relative value framework. The Subadviser's relative value assessment focuses on the factors unique to each sector when evaluating securities for investment. It identifies securities with attractive risk/reward characteristics and believes pricing inefficiencies can be identified and captured to generate attractive risk adjusted returns. A security is sold when it becomes overvalued on a relative basis or when proactive research indicates a deterioration of a security's risk-rating score or outlook.

Under normal market conditions, the average duration of the Fund's portfolio is expected to be between 1 and 3 years and its average maturity is expected to be between 1 and 3 years. Duration is a measure of a bond price's sensitivity to a given change in interest rates. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment grade debt markets. The Fund may invest up to 10% of its total assets in below investment grade debt securities (commonly known as "high-yield" securities or "junk" bonds). An investment is considered below investment grade if it is rated Ba1 by Moody's Investors Service, Inc. or BB+ by Standard & Poor's Ratings Group or Fitch Ratings, Inc., or lower or, if unrated, is considered by the Subadviser to be of comparable quality. The Fund will consider a security to be below investment grade if at least two of the three rating agencies rate it below investment grade as described above. When a rating from only two of the rating agencies is available, the lower rating will be used.

The Fund may enter into Treasury futures contracts (both long and short positions). The Fund may enter into these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk or interest rate risk; equitizing cash; generating income; adjusting the Fund's sensitivity to interest rate risk or other risk; and asset and sector allocation.

The Fund may invest in other investment companies, including exchange-traded funds ("ETFs"), for cash management purposes or to seek exposure to a particular asset class. The Subadviser regularly reviews the Fund's investments and may sell investments when it believes the securities are no longer attractive due to valuation, changes in the fundamental outlook of the company or other investments are considered more attractive.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance and an additional index. The Bloomberg US Aggregate Bond Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Bloomberg US Government/Credit 1-3 Year Total Return Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

The Fund engaged the Subadviser and modified its principal investment strategies as of March 3, 2025. The past performance shown in the bar chart and table below prior to that date reflects the performance of the Fund's prior manager and principal investment strategies.

Annual Returns (by calendar year)

Highest Quarterly Return: 2.90% (3rd Q 2024) Lowest Quarterly Return: -1.81% (3rd Q 2022)
Average Annual Total Returns (for the periods ended December 31, 2025)
Fund	Inception‡	1 Year	Since Inception
Guardian Short Duration Bond VIP Fund	5/2/2022	5.35%	3.19%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.31%	2.85%
Bloomberg US Government/Credit 1-3 Year Total Return Index (reflects no deduction for fees, expenses or taxes)		5.35%	3.70%

‡  Commencement of operations.